Asset Management Fund - Ultra Short Mortgage Fund | Ultra Short Mortgage Fund
Ultra Short Mortgage Fund
Investment Objective

The Fund seeks to achieve as high a level of current income as is consistent with the preservation of capital, the maintenance of liquidity and the differing average maturity of investments held by the Fund.

Fees and Expenses
This section describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Asset Management Fund - Ultra Short Mortgage Fund Ultra Short Mortgage Fund Ultra Short Mortgage Fund
Management Fees	0.45%
12b-1 Fees	0.25%
Other Expenses	0.45%	[1]
Total Fund Operating Expenses	1.15%	[2]
[1]	Other expenses have been restated to reflect current fees.
[2]	The Total Fund Operating Expenses differs from the Ratio of gross expenses to average net assets found within the "Financial Highlights" section of the prospectus because Other Expenses have been restated to reflect current fees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Asset Management Fund - Ultra Short Mortgage Fund | Ultra Short Mortgage Fund | Ultra Short Mortgage Fund | USD ($)	117	365	633	1,398

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

The Fund limits its investments and investment techniques so as to qualify for investment without specific statutory limitation by financial institutions under current applicable federal laws and regulations. The Fund encourages state chartered financial institutions to consult their legal counsel regarding whether shares of the Fund are a permissible investment under applicable state law. See the “Regulatory Risk” section below for a discussion of recent changes in applicable federal laws and regulations.

The Fund will invest exclusively in investments issued or guaranteed by the U.S. Government or issued or guaranteed by U.S. Government agencies or instrumentalities and repurchase agreements backed by such investments, including mortgage-backed investments. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in mortgage investments and mortgage-related instruments. Under normal market and interest rate conditions, the Fund seeks to maintain a minimum duration of a 1-Year U.S. Treasury Note and a maximum duration of a 2-Year U.S. Treasury Note. The Fund has no restriction as to the minimum or maximum maturity of any particular investment held. The Fund does not purchase any investments having a risk-based weighting for depositories in excess of 20% under current federal regulations of the appropriate regulatory agencies. The Fund may purchase or sell securities on a to-be-announced basis. In addition to U.S. Government and agency mortgage-backed investments, the Fund may invest in U.S. Government or agency securities, certificates of deposit and other time deposits of FDIC insured depository institutions, repurchase agreements collateralized by obligations of the U.S. Government or other obligations that are not subject to any investment limitation on the part of national banks, and eligible bankers’ acceptances with maturities of ninety days or less issued by FDIC insured institutions. Although some of the securities the Fund invests in may be issued by entities chartered or sponsored by Acts of Congress, the securities of such entities may or may not be issued or guaranteed by the U.S. Treasury.

The Fund may, but is not required to, use financial contracts, commonly referred to as derivatives, for risk management purposes as part of its investment strategies. These investments will be used for bona fide hedging purposes. The Fund may use derivatives only when their use is permitted by the regulations governing national banks, federal savings associations and federal credit unions.

The Fund invests primarily in “securities backed by or representing an interest in mortgages on domestic residential housing or manufactured housing” meeting the definition of such assets for purposes of the qualified thrift lender (“QTL”) test under the current Office of the Comptroller of the Currency (“OCC”) Regulations. Pending any revisions of the current OCC Regulations, the Fund expects that, absent extraordinary market developments, at least 65% of its assets will qualify for QTL purposes for savings associations, although actual percentages may be higher.

Principal Risks

It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit or obligation of any bank, is not insured or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

Credit Risk. Credit risk is the risk that one or more debt securities in the Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

Government Agency Risk. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are not backed by the full faith and credit of the U.S. Government; the Fund must look principally to the agencies or instrumentalities for ultimate repayment, and may not be able to assert claims against the U.S. Government itself if those agencies or instrumentalities do not meet their commitments. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity and not as to market value.

Hedging Risk. The use of financial contracts for hedging purposes involves the risk of mispricing or improper valuation and the risk that changes in the value of the financial contract may not correlate perfectly with the underlying asset, rate or index. Hedging also involves the risk that the Adviser is incorrect in its expectation of what an appropriate hedging position would be. Also, the Fund may not hedge when it would have been beneficial to do so.

Interest Rate Risk. Normally, the values of fixed income securities vary inversely with changes in prevailing interest rates. With rising interest rates, fixed income securities held by the Fund tend to decrease in value. Also, securities with longer durations held by the Fund are generally more sensitive to interest rate changes. As such, securities with longer durations are usually more volatile than those with shorter durations. As of the date of this prospectus, interest rates continue to be near historic lows due to, among other things, government policies. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant and negatively impact the Fund’s net asset value.

Liquidity Risk. Trading opportunities are more limited for certain securities that have complex terms or that are not widely held, or that have been adversely affected by turmoil in the capital markets. Such circumstances may make it more difficult to sell or buy a security at a favorable price or time, which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to.

Management Risk. The Fund is subject to management risk. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objective.

Market Risk. The value of the securities owned by the Fund can increase and decrease quickly at unexpected times. The value can change as the result of a number of factors, including the economic outlook, market-wide risks, industry-specific risk (i.e., government regulation, competitive forces or other conditions) or issuer-specific risk.

Mortgage-Backed Securities Risk. The risks associated with mortgage-backed securities include: (1) credit risk associated with the performance of the underlying mortgage properties and of the borrowers owning these properties; (2) adverse changes in economic conditions and circumstances, which are more likely to have an adverse impact on mortgage-backed securities secured by loans on certain types of commercial properties than on those secured by loans on residential properties; (3) prepayment risks, which can lead to significant fluctuations in value of the mortgage-backed security by changing the timing and rate of principal repayments on the securities; (4) loss of all or part of the premium, if any, paid; and (5) decline in the market value of the security, whether resulting from changes in interest rates or prepayments on the underlying mortgage collateral. Prepayment risk involves the risk that, during periods of declining interest rates, increases in the availability of mortgage credit, or increasing property values (as well as other factors), mortgagors may prepay their mortgages more quickly than expected thereby reducing the mortgage-backed securities’ potential price appreciation. Additionally, during periods of rising interest rates, reductions in the availability of mortgage credit, or declining property values (as well as other factors), mortgagors may prepay their mortgages more slowly than expected, resulting in slower prepayments of mortgage-backed securities, which increases the duration of a security and reduces its value. This is known as extension risk.

To the extent the Fund purchases or sells mortgage-backed to-be-announced (TBA) securities, the Fund is subject to the risk that the counterparty may fail to consummate the transaction, which could cause the Fund to miss the opportunity to obtain a price or yield considered to be advantageous. Mortgage-backed TBAs may also have a leverage-like effect on the Fund and may cause the Fund to be more volatile. To the extent the Fund “rolls over” mortgage-backed TBA agreements prior to the settlement date, the Fund may experience higher portfolio turnover and increased taxable gains.

Regulatory Risk. On July 21, 2010, President Obama signed the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The Fund limits its investments to investment securities in which financial institutions may invest without any limitation based upon capital and surplus. Among other things, this statute has brought about a number of changes that impact the types of investment securities in which a financial institution may invest based upon capital and surplus, replaces the definition of investment grade used by financial institutions with a more subjective standard and requires more stringent risk-based capital levels, and may therefore impact the permissible investments of the Fund. Additional issues may arise as more regulations are implemented pursuant to the Dodd-Frank Act.

The federal banking agencies recently finalized rules implementing Section 619 of the Dodd-Frank Act (commonly known as the “Volcker Rule”). Covered banking organizations were required to fully conform their activities and investments to the requirements of the Volcker Rule by July 21, 2015. As a result of the Volcker Rule, it may be necessary for the Fund to modify the types of investments and investment techniques it currently utilizes to ensure that the investments and investment techniques are only those which a financial institution may continue to invest in and utilize without any limitation based upon capital and surplus. While no changes to investments or investment techniques have yet been identified as necessary, such changes may become evident as the Fund proceeds with its analysis of the impact of the Volcker Rule. Any such change to the Fund’s investments or investment techniques may have a negative impact on a financial institution’s investment in the Fund.

For a more detailed discussion of Regulatory Risk, please refer to the “Additional Risk Information” section below.

Repurchase Agreement Risk. Repurchase agreements expose the Fund to the risk that the counterparty to the Fund defaults on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement. In this circumstance, the Fund could lose money because it cannot sell the underlying instruments at the agreed upon time and price, or the underlying instruments lose their value before they can be sold.

Valuation Risk. Fair value pricing is inherently a process of estimates and judgments. Fair value prices established by the Fund may fluctuate to a greater degree than securities for which market quotes are readily available and may differ materially from the value that might be realized upon the sale of the security. There can be no assurance that the Fund could purchase or sell a portfolio of investments at the fair value price used to calculate the Fund’s net asset value. In addition, changes in the value of portfolio investments priced at fair value may be less frequent and of greater magnitude than changes in the price of securities that trade frequently in the marketplace, resulting in potentially greater net asset value volatility.

While the Trust’s policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values at the time of pricing, the Trust cannot ensure that fair value prices would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security, particularly in a forced or distressed sale.

Fund Performance History

The information below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the years indicated compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar chart and table below assume reinvestment of dividends and distributions.

The bar chart below provides an illustration of how the Fund’s performance has varied in each of the last ten calendar years.
Annual Returns for Years Ended December 31 Ticker Symbol: ASARX
[1]	During 2013, the Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the return for the year ended 2013 would have been (0.01%).

During the periods shown in the bar chart, the highest return for a calendar quarter was 4.44% (quarter ended 9/30/09) and the lowest return for a calendar quarter was -9.09% (quarter ended 12/31/08). The Fund’s fiscal year end is October 31. The Fund’s most recent quarterly return (since the end of the last fiscal year) through January 31, 2016 was (0.18)%.

Average Annual Total Returns (For the periods ended December 31, 2015)

The table below shows returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions may be higher than after-tax returns on distributions due to tax credits for realized losses a shareholder may experience upon the redemption of fund shares. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Updated performance information is available by calling 800-247-9780.

Average Annual Total Returns - Asset Management Fund - Ultra Short Mortgage Fund - Ultra Short Mortgage Fund	Label	1 Year		5 Years		10 Years
Ultra Short Mortgage Fund | (before taxes)	Ultra Short Mortgage Fund (before taxes)	(0.32%)	[1]	1.18%	[1]	0.10%	[1]
Ultra Short Mortgage Fund | (after taxes on distributions)	Ultra Short Mortgage Fund (after taxes on distributions)	(0.89%)		0.51%		(0.98%)
Ultra Short Mortgage Fund | (after taxes on distributions and redemptions)	Ultra Short Mortgage Fund (after taxes on distributions and redemptions)	(0.18%)		0.64%		(0.29%)
Barclays Capital 6 Month T-Bill Bellwethers	Barclays Capital 6 Month T-Bill Bellwethers	0.25%	[2]	0.20%	[2]	1.59%	[2]
[1]	During 2013 and 2014, the Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the 5 Years and 10 Years returns before and after taxes for all periods would have been lower.
[2]	The Barclays Capital 6 Month T-bill Bellwethers Index is an unmanaged index that measures the performance of six-month U.S. Treasury Bills. The Index reflects no deduction for fees, expenses or taxes.